OTHER ASSETS AND ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other non-current liabilities	$ 256,132	$ 192,392
Galaxy Digital Holdings, LP
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Tax liabilities		42,994	$ 42,856
Legal settlement		142,462	0
Lease liability		6,936	14,096
Other non-current liabilities		$ 192,392	$ 56,952